Income tax and tax loss carryforwards	12 Months Ended
Dec. 31, 2022
Income tax and tax loss carryforwards [Abstract]
Income tax and tax loss carryforwards
21	Income tax and tax loss carryforwards

Income Tax

Results for the year

Grupo TMM and Subsidiaries incurred combined tax losses for the years ended December 2022 and 2021, in the amounts of $79,041 and $159,003, respectively. Most of the companies that generated profits for an amount of $275,663 amortized them with tax losses from prior years for an amount of $265,090. Income tax recognized in profit or loss corresponds to subsidiaries that generated taxable income of $10,573, $10,349 and $36,243, for 2022, 2021 and 2019, respectively.

The difference between taxable and book income is due primarily to the net effect of the gain or loss on inflation recognized for tax purposes, the difference between tax and book amortization and depreciation, non-deductible expenses, as well as certain temporary differences reported in different periods for financial and tax purposes.

In accordance with the currently enacted Income Tax Law, the rate for 2020, 2021, 2022, and subsequent years is 30%.

The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2022, 2021 and 2020, is as follows:

	2022	2021	2020
Income tax	$(3,172)	$(7,015)	$(10,873)
Deferred income tax	32,763	28,158	30,207
Total income tax benefit	$29,591	$21,143	$19,334

The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2022, 2021 and 2020, is as follows:

	2022	2021	2020
Loss before taxes	$(28,688)	$(269,197)	$(422,490)
Income tax	8,606	80,759	126,747

Increase (decrease) from:
Difference in depreciation and amortization	(46,472)	135,332	(86,033)
Revaluation surplus	(18,051)	(88,112)	94,331
Materials and supplies	3,418	13	3,625
Inflationary and currency exchange effects on monetary assets and liabilities, net	15,663	(11,643)	(4,035)
Tax losses amortization	265,090	60,032	82,145
Provisions and allowance for doubtful accounts	(165,542)	(97,628)	(178,276)
Difference between the tax and book value for the sale of assets	(7,277)	(35,950)	(14,276)
Difference between the tax and book value for the sale of shares of subsidiaries	-	-	(104)
Non-deductible expenses	(25,844)	(21,660)	(4,790)
Income tax (agreement)	$29,591	$21,143	$19,334

The components of deferred tax liability at December 31, 2022 and 2021, are comprised as follows:

	2022	2021
Portion of tax loss carryforwards for subsequent years	$385,936	$336,395
Inventories and provisions – net	27,374	17,378
Concession rights and property, vessels and equipment	(567,902)	(559,949)
Total deferred tax liability	$(154,592)	$(206,176)

As of December 31, 2022, the Company’s Management carried out the evaluation of the amount of tax losses that will be recoverable and determined based on projections that the effect of the deferred tax asset determined in the year will be realized at 48% based on the information available at the date of issuance of the consolidated financial statements.

Tax loss carryforwards

As of December 31, 2022, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the National Consumer Price Index (NCPI) factors in accordance with Mexican law.

Year in which the loss was incurrred	Amounts	Year of expiration
2013	$197,028	2023
2014	190,306	2024
2015	46,104	2025
2016	445,174	2026
2017	128,098	2027
2018	237,032	2028
2019	548,269	2029
2020	499,518	2030
2021	250,211	2031
2022	84,756	2032
	$2,626,496